HSBC FUNDS TRUST

HSBC Asset Management Americas Inc.
[LOGO OMITTED]

Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
New York Tax-Free Money Market Fund


SEMI-ANNUAL REPORT (UNAUDITED)
June 30, 1997



Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.



Sponsored and distributed by:
BISYS FUND SERVICES

HSBC FUNDS TRUST
MONEY MARKET FUNDS
HSBC Asset Management Americas Inc.
[GRAPHIC OMITTED]

CASH MANAGEMENT FUND
GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
NEW YORK TAX-FREE MONEY MARKET FUND

July 11, 1997



Dear Shareholder:

Economic growth surged early in 1997 on strong gains in consumer and capital spending as the first quarter's Gross Domestic Product reached 5.9%. However, recent economic data has revealed that the country's growth is slowing down to moderate levels, although it continues at above trend estimates. Inflation has remained benign, despite tightness in the labor markets that has witnessed the lowest level of unemployment in two decades. Any gains in labor costs have been offset by benefit costs and when coupled with reasonable CPI and PPI numbers, inflation appears under control for now.

On the monetary policy front, the Federal Reserve raised interest rates 25 basis points to a 5.50% target on March 25. Afterward, market sentiment called for several tightenings starting with the May 20th meeting but a series of below trend economic numbers shifted sentiment to the market's present neutral outlook. Looking ahead, we feel that the Federal Reserve will continue its pre-emptive stance and will raise interest rates even before inflation numbers start to appear in print.

As in the past, our primary goal is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. We value your relationship with the HSBC Family of Funds and appreciate this opportunity to work on your behalf.



Sincerely,

[/S/ EDWARD J. MERKLE]



Edward J. Merkle






-------------
An   investment  in  the  fund  is  neither   insured  nor   guaranteed  by  the
U.S.Government.Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

BOARD OF TRUSTEES

JOHN P. PFANN*        Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*      Former Director, North America, Berlin Economic
                      Development Corporation

HARALD PAUMGARTEN     President, Paumgarten and Company

ROBERT A. ROBINSON*   Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees





--------------------------------------------------------------------------------
OFFICERS

MICHAEL J. KANE                     PRESIDENT

ERIC F. ALMQUIST                    VICE PRESIDENT

KAREN DOYLE                         VICE PRESIDENT

KEVIN MARTIN                        TREASURER

STEVEN R. HOWARD                    SECRETARY

CURTIS BARNES                       ASSISTANT SECRETARY

ALAINA V. METZ                      ASSISTANT SECRETARY

ROBERT L. TUCH                      ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

                              CASH MANAGEMENT FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                COMMERCIAL PAPER (15.3%):
                AUTOMOBILES (1.6%):
    P1, A1      Mitsubishi Motors, Inc.
                  (Bank of Tokyo LOC) ..........................  5.43%    07/09/97   $ 2,949,000   $ 2,945,311
                                                                                                    -----------
                BANKING, INSURANCE & FINANCE (9.8%):
    P1, A1      Banco Rio de la Plata
                  (Banharishe Banken LOC) ......................  5.62     10/27/97     4,300,000     4,223,890
    P1, A1      SRD Finance, Inc.
                  (IndustrialBank of Japan LOC) ................  5.66     07/10/97     4,000,000     3,994,370
    P1, A1      Sumitomo Bank, Ltd. ............................  5.72     07/21/97     9,300,000     9,270,447
                                                                                                    -----------
                                                                                                     17,488,707
                                                                                                    -----------
                BUILDING PRODUCTS (3.9%):
    P1, A1      Onoda US (Chase Securities, Inc. LOC) ..........  5.69     07/15/97     7,000,000     6,984,674
                                                                                                    -----------
                  TOTAL COMMERCIAL PAPER (Cost - $27,418,692) ...................................    27,418,692
                                                                                                    -----------
                CORPORATE NOTES (22.7%):
                BANKING, INSURANCE & FINANCE (22.7%):
    P1, A1      American Express Centurion Bank* ...............  5.66     07/14/97    10,000,000    10,000,000
    P1, A1      Avco Financial Services* .......................  5.77     08/15/97     5,000,000     4,999,897
    P1, A1      General Electric Capital Corp.* ................  5.37     07/01/97     8,000,000     7,999,919
    P1, A1      Merrill Lynch & Co., Inc.* .....................  5.68     09/26/97     8,800,000     8,800,000
    P1, A1      PNC Bank, Inc.* ................................  5.65     07/24/97     8,800,000     8,797,923
                                                                                                    -----------
                  TOTAL CORPORATE NOTES (Cost - $40,597,739) ....................................    40,597,739
                                                                                                    -----------
                MEDIUM TERM NOTES (5.2%):
                FINANCIAL SERVICES (5.2%):
    P1, A1      Bear Stearns & Co., Inc.* ......................  5.76     07/08/97     6,000,000     6,000,000
                Bear Stearns & Co., Inc.* ......................  5.66     08/18/97     3,300,000     3,300,000
                                                                                                    -----------
                  TOTAL MEDIUM TERM NOTES (Cost - $9,300,000) ...................................     9,300,000
                                                                                                    -----------
               PROMISSORY NOTE (5.6%):
    P1, A1      Goldman Sachs Group, L.P. ......................  5.69     07/21/97    10,000,000    10,000,000
                                                                                                    -----------
                  TOTAL PROMISSORY NOTE (Cost - $10,000,000) ....................................    10,000,000
                                                                                                    -----------

                              CASH MANAGEMENT FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                TIME DEPOSITS (3.1%):
    Aaa, NR     Bank of Toyko/Mitsubishi .....................    5.60%    07/22/97    $5,500,000  $  5,482,033
                                                                                                   ------------
                  TOTAL TIME DEPOSITS (Cost - $5,482,033) ........................................    5,482,033
                                                                                                   ------------
                YANKEE CERTIFICATES OF DEPOSIT (36.7%):
                BANKING (36.7%):
    P1, A1      Bankers Trust NY Corp.* ......................    5.40     07/01/97     9,000,000     8,999,174
    P1, A1      Barclays Bank, PLC ...........................    5.94     06/25/98     8,000,000     7,996,615
    P1, A1      Commerzbank AG ...............................    5.83     01/15/98    10,000,000    10,000,519
    P1, A1      Dai-Ichi Bank ................................    5.85     07/18/97     5,800,000     5,800,405
    P1, A1      Deutsche Bank ................................    6.12     07/08/97    10,000,000    10,000,031
    P1, A1      Industrial Bank of Japan, Ltd. ...............    5.67     07/11/97     4,000,000     4,000,022
    P1, A1      Royal Bank of Canada .........................    5.73     08/13/97    10,000,000     9,999,681
    P1, A1      Sanwa Bank ...................................    5.67     07/24/97     8,800,000     8,800,056
                                                                                                   ------------
                  TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost - $65,596,503) ......................   65,596,503
                                                                                                   ------------
                CASH SWEEP ACCOUNT (0.0%):
                Bank of New York** ...........................    4.60                        299           299
                                                                                                   ------------
                  TOTAL CASH SWEEP ACCOUNT (Cost - $299) ........................................           299
                                                                                                   ------------
                REPURCHASE AGREEMENTS (10.5%):
                Chase Securities, Inc. (Purchased on 6/30/97,
                  proceeds at maturity $18,780,103;
                  Collateralized by $19,600,000 FNMA,
                  7.00%, 5/1/27, market value $19,186,986) ...    5.95     07/01/97    18,777,000    18,777,000
                                                                                                   ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $18,777,000) ........................................................    18,777,000
                                                                                                   ------------
                  TOTAL INVESTMENTS (99.1%)
                    (Cost - $177,172,266)(a) ....................................................   177,172,266
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%) ..................................     1,538,844
                                                                                                   ------------
                  NET ASSETS (100.0%) ...........................................................  $178,711,110
                                                                                                   ============

---------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at June 30, 1997. Date presented represents the next reset date.
** Variable rate account. Rate presented represents rate in effect at June 30, 1997.
FNMA - Federal National  Mortgage  Association
LOC - Letter of credit
NR - Not rated

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

                          GOVERNMENT MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                U.S. GOVERNMENT AGENCIES (94.1%):
    Aaa, NR     Federal Home Loan Bank* ......................    5.79%    08/16/97   $ 5,500,000   $ 5,514,391
    Aaa, NR     Federal Home Loan Bank .......................    5.65     01/07/98    10,000,000    10,000,000
    Aaa, NR     Federal National Mortgage Assoc.* ............    5.52     07/10/97    15,000,000    14,989,500
    Aaa, NR     Federal National Mortgage Assoc.* ............    5.59     08/01/97    20,000,000    20,000,227
    Aaa, NR     Federal National Mortgage Assoc. .............    5.56     12/18/97     5,000,000     4,875,570
    Aaa, NR     Federal National Mortgage Assoc. .............    5.71     03/18/98     3,000,000     2,997,756
    Aaa, NR     Student Loan Marketing Assoc. ................    5.80     10/01/97     5,000,000     4,998,549
                                                                                                   ------------
                  TOTAL U.S. GOVERNMENT AGENCIES (Cost - $63,375,993) ..........................     63,375,993
                                                                                                   ------------
                CASH SWEEP ACCOUNT (0.0%):
                Bank of New York** ...........................    4.60                        822           822
                                                                                                   ------------
                  TOTAL CASH SWEEP ACCOUNT (Cost - $822) .......................................            822
                                                                                                   ------------
                REPURCHASE AGREEMENTS (27.7%):
                Chase Securities, Inc. (Purchased on 6/30/97,
                  proceeds at maturity $9,333,542;
                  Collateralized by $9,740,000 FNMA,
                  7.00%, 5/1/27, market value $9,534,707) ....    5.95     07/01/97     9,332,000     9,332,000
                Donaldson Lufkin & Jenrette Securities Corp.
                  (Purchased on 6/30/97, proceeds at maturity
                  $9,332,529; Collateralized by $48,890,000
                  U.S. Treasury strips, 5/15/21,
                  market value $9,568,151) ...................    5.90     07/01/97     9,331,000     9,331,000
                                                                                                   ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $18,663,000) .......................................................     18,663,000
                                                                                                   ------------
                  TOTAL INVESTMENTS (121.8%)
                    (Cost - $82,039,815)(a) ....................................................     82,039,815
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-21.8%) ...............................    (14,686,360)
                                                                                                   ------------
                  NET ASSETS (100.0%) ..........................................................   $ 67,353,455
                                                                                                   ============

---------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate note. Rate presented represents rate in effect at June 30, 1997. Date presented represents the next reset date.
** Variable rate account. Rate presented represents rate in effect at June 30, 1997.
FNMA - Federal National Mortgage Association
NR - Not rated

SEE NOTES TO FINANCIAL STATEMENTS.

Schedule of Portfolio Investments as of June 30, 1997 (Unaudited)

                                              U.S. TREASURY MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                U.S. TREASURY BILLS (35.8%):
   Aaa, AAA     U.S. Treasury Bills ............................  N/A      07/03/97    $5,000,000   $ 4,998,730
   Aaa, AAA     U.S. Treasury Bills ............................  N/A      02/05/98     4,000,000     3,872,737
                                                                                                    -----------
                  Total U.S. Treasury Bills (Cost - $8,871,467)                                       8,871,467
                                                                                                    -----------
                OPEN-END INVESTMENT COMPANIES (0.6%):
                Provident Institutional T-Fund .................                          140,000       140,000
                                                                                                    -----------
                  Total Open-End Investment Companies (Cost - $140,000) .........................       140,000
                                                                                                    -----------
                CASH SWEEP ACCOUNT (0.0%):
                Bank of New York** .............................  4.60%                         6             6
                                                                                                    -----------
                  Total Cash Sweep Account (Cost - $6) ..........................................             6
                                                                                                    -----------
                REPURCHASE AGREEMENTS (64.1%):
                Chase Securities, Inc. (Purchased on 6/12/97,
                  proceeds at maturity $4,512,934;
                  Collateralized by $4,451,000 U.S.
                  Treasury Notes, 7.50%, 2/15/05,
                  market value $4,732,050)* ....................  5.95     07/01/97     4,500,000     4,500,000
                C.S. First Boston, Inc. (Purchased on 6/5/97,
                  proceeds at maturity $2,009,618;
                  Collateralized by $3,590,000 U.S. Treasury
                  Strips, 2/15/06, market value $2,043,407) ....  5.41     07/07/97     2,000,000     2,000,000
                Donaldson Lufkin & Jenrette Securities Corp.
                  (Purchased on 6/30/97, proceeds at maturity
                  $1,238,203; Collateralized by $5,203,000
                  U.S. Treasury Strips, 2/15/18,
                  market value $1,271,249) .....................  5.90     07/01/97     1,238,000     1,238,000
                Lehman Government Securitites, Inc.
                  (Purchased on 6/30/97, proceeds at maturity
                  $1,238,189;  Collateralized by $1,280,000
                  U.S. Treasury Notes, 6.13%, 12/31/01,
                  market value $1,266,800) .....................  5.50     07/01/97     1,238,000     1,238,000
                Merrill Lynch Government Securities, Inc.
                  Purchased on 6/30/97, proceeds at maturity
                  $1,200,183; Collateralized by $1,200,000
                  U.S. Treasury Notes, 6.00%, 8/31/97,
                  market value $1,254,458) .....................  5.50     07/01/97     1,200,000     1,200,000


                                              U.S. TREASURY MONEY MARKET FUND

                                                                 INTEREST/
                                  SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
                                 DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
                                 -----------                    --------   --------    ---------       -----
                REPURCHASE AGREEMENTS (CONTINUED)
                Union Bank, L.A. (Purchased on 6/30/97,
                  proceeds at maturity $1,200,192;
                  Collateralized by $1,210,000 U.S.
                  Treasury Notes, 6.50%, 5/31/01,
                  market value $1,227,714) ...................    5.75%    07/01/97   $1,200,000    $ 1,200,000
                Union Bank of Switzerland (Purchased on
                  6/12/97, proceeds at maturity $4,512,874;
                  Collateralized by $4,250,000 U.S.
                  Treasury Notes, 6.63%, 7/31/01,
                  market value $4,728,657)* ..................    5.90     07/01/97    4,500,000      4,500,000
                                                                                                   ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $15,876,000) .......................................................     15,876,000
                                                                                                   ------------
                  TOTAL INVESTMENTS (100.5%)
                    (Cost - $24,887,473)(a) ....................................................     24,887,473
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%) ................................       (112,454)
                                                                                                   ------------
                  NET ASSETS (100.0%) ..........................................................   $ 24,775,019
                                                                                                   ============

------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at June 30, 1997. Date presented represents the next reset date, or for repurchase agreements, the maturity date.
** Variable rate account. Rate presented represents rate in effect at June 30, 1997.
N/A - Not applicable

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                MUNICIPAL NOTES (6.7%)
   MIG1, NR     Brentwood, New York, GO, School District ......   4.25%    06/30/98    $2,000,000  $  2,006,540
   MIG1, NR     Elmira City, GO, BANS .........................   4.38     07/10/97     1,000,000     1,000,125
  MIG1, SP1+    Puerto Rico Commonwealth, Series A ............   4.00     07/30/97     2,000,000     2,000,889
                                                                                                   ------------
                  TOTAL MUNICIPAL NOTES (Cost - $5,007,554) .....................................     5,007,554
                                                                                                   ------------
                MUNICIPAL COMMERCIAL PAPER (6.6%)
   P-1, A-1+    New York City, Municipal Water
                  (Canadian Imperial Bank LOC) ................   3.40     07/31/97     2,000,000     2,000,000
   P-1, A-1     Government Development Bank of
                  Puerto Rico .................................   3.75     07/18/97     3,000,000     3,000,000
                                                                                                   ------------
                  TOTAL MUNICIPAL COMMERCIAL PAPER (Cost - $5,000,000) ..........................     5,000,000
                                                                                                   ------------
                MANDATORY PUT MUNICIPAL BONDS (8.1%)
   MIG1, NR     New York State Energy, Research &
                  Development Authority, PCR, Lilco Project,
                  Series A, (Deutsche Bank LOC) ...............   3.60     03/01/98     2,000,000     2,000,000
   MIG1, A-1    New York State Power Authority Revenue &
                  General Purpose (Morgan Guaranty
                  Trust Co. LOC)* .............................   3.50     03/01/98     2,220,000     2,220,000
   P-1, A-1+    Puerto Rico Industrial, Medical &
                  Environmental Financing Authority, PCR,
                  Reynolds Metals Co. Project, (ABN AMRO
                  Bank LOC) Callable 9/1/97 @ 100* ............   3.80     09/01/97     2,000,000     2,000,000
                                                                                                   ------------
                  TOTAL MANDATORY PUT MUNICIPAL BONDS (Cost - $6,220,000) .......................     6,220,000
                                                                                                   ------------
                NON-VARIABLE MUNICIPAL BONDS (9.5%)
   Aaa, AAA     New York State Environmental Facilities
                  Corp., PCR, State Water, Revolving Fund,
                  Series B ....................................   3.50     12/15/97     1,625,000     1,625,000
   Aaa, AAA     New York State Medical Care Facilities
                  Financial Agency, Prerefunded
                  2/15/98 @ 102 ...............................   7.70     02/15/98     3,000,000     3,133,124
    A-3, A-     New York State Thruway Authority, Highway
                  and Bridge Trust Fund, Series A .............   4.50     04/01/98     2,500,000     2,513,609
                                                                                                   ------------
                  TOTAL NON-VARIABLE MUNICIPAL BONDS (Cost - $7,271,733) ........................     7,271,733
                                                                                                   ------------


                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                VARIABLE MUNICIPAL BONDS* (61.0%)
  MIG1, A-1+    Metropolitan Transportation Authority,
                  Commuter Facilities (JP Morgan
                  Syndicate LOC) ...............................  4.15%    07/02/97    $  900,000   $   900,000
    NR, A-1     Montgomery Industrial Development
                  Authority, Service Merchandise (Industrial
                  Bank of Japan LOC) ...........................  3.85     07/15/97       100,000       100,000
  MIG1, A-1+    New York City, GO, Series B
                  (FGIC Insured) ...............................  5.50     07/01/97     1,000,000     1,000,000
  MIG1, A-1+    New York City, GO, Series B, Subseries B-4
                  (Union Bank of Switzerland LOC) ..............  5.50     07/01/97       800,000       800,000
  MGI1, A-1+    New York City, GO, Series B, Subseries B-4
                  (MBIA Insured) ...............................  4.15     07/01/97       600,000       600,000
  VMI1, SP1+    New York City, Housing Development Corp.,
                  Special Obligation, East 96th Street Project,
                  Series A, (Mitsubishi Bank Ltd. LOC),
                  Callable 7/28/97 @ 100 .......................  4.15     07/10/97     2,000,000     2,000,000
   P-1, A-1     New York City, Housing Development Corp.,
                  Multifamily Mortgage Revenue,
                  Queenswood, Series A, (Sumitomo
                  Bank LOC) ....................................  4.20     07/02/97     2,615,000     2,615,000
   NR, A-1+     New York City, Housing Development Corp.,
                  Multifamily Mortgage Revenue, Tribeca
                  Towers, Series A, AMT, (FNMA LOC) ............  4.05     07/02/97       300,000       300,000
    NR, A-1     New York City, Housing Development Corp.,
                  Special Obligation, Residential Montefiore,
                  Series A (Chase Manhattan Bank LOC) ..........  4.05     07/02/97     2,500,000     2,500,000
   MIG1, NR     New York City, Industrial Development
                  Authority, Civic Facilities Revenue,
                  Berkeley Carroll School Project
                  (Chase Manhattan Bank LOC) ...................  4.00     07/02/97     1,126,000     1,126,000
    NR, A-1     New York City, Industrial Development
                  Authority, Civic Facilities Revenue,
                  Columbia Grammar School Project,
                  (Chase Manhattan Bank LOC) ...................  4.00     07/02/97     1,850,000     1,850,000
  MIG1, A-1+    New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series A (FGIC Insured) ......................  5.50     07/01/97     3,100,000     3,100,000


                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                VARIABLE MUNICIPAL BONDS* (CONTINUED)
  MIG1, A-1+    New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series C (FGIC Insured) ......................  4.15%    07/01/97    $  200,000   $   200,000
  MIG1, A-1+    New York City, Trust for Cultural Resources,
                  American Museum of Natural History,
                  Series A (MBIA Insured) ......................  4.05     07/02/97       400,000       400,000
   MIG1, A-1    New York City, Trust for Cultural Resources,
                  Carnegie Hall (Dai-Ichi Kangyo
                  Bank LOC) ....................................  3.90     07/02/97       400,000       400,000
   P-1, A-1+    New York City, Trust for Cultural Resources,
                  Carnegie Hall (Dai-Ichi Kangyo
                  Bank LOC) ....................................  3.90     07/02/97     2,200,000     2,200,000
   MIN1, A-1    New York City, Trust for Cultural Resources,
                  Museum of Broadcasting (Kredietbank
                  N.V. LOC) ....................................  4.10     07/02/97       800,000       800,000
   MIG1, NR     New York State Dormitory Authority
                  (AMBAC Insured) ..............................  4.25     07/02/97     4,300,000     4,300,000
  MIG1, SP1+    New York State Energy, Research &
                  Development Authority, Brooklyn Union
                  Gas Co. Project, Series A-1,
                  (MBIA Insured) ...............................  4.05     07/02/97     2,000,000     2,000,000
    P-1, NR     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, Series A
                  (Toronto Dominion Bank LOC) ..................  4.15     07/01/97     1,000,000     1,000,000
   NR, A-1+     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, Series A
                  (Toronto Dominion Bank LOC) ..................  5.45     07/01/97     1,000,000     1,000,000
   NR, A-1+     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, Series B,
                  AMT (Morgan Guaranty Trust LOC) ..............  5.50     07/01/97     1,800,000     1,800,000
    P1-, NR     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, Series B
                  (Toronto Dominion Bank LOC) ..................  4.10     07/01/97     1,300,000     1,300,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                VARIABLE MUNICIPAL BONDS* (CONTINUED)
    P-1, NR     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, Series C
                  (Canadian Imperial Bank LOC) .................  4.10%    07/01/97    $1,200,000   $ 1,200,000
   NR, A-1+     New York State Energy, Research &
                  Development Authority, PCR, Niagara
                  Mohawk Power Corp. Project, AMT
                  (Morgan Guaranty Trust LOC) ..................  5.50     07/01/97     1,800,000     1,800,000
  MIG1, A-1+    New York State Energy, Research &
                  Development Authority, PCR, Orange &
                  Rockland Utilities Project, Series A
                  (Societe Generale, NY LOC) ...................  4.05     07/02/97     2,000,000     2,000,000
   VMIG, A1+    New York State Housing Financial Agency,
                  Multifamily Housing Revenue, Series A,
                  (AMBAC Insured) ..............................  4.10     07/02/97     1,100,000     1,100,000
  MIG1, A-1+    New York State Local Government Assistance
                  Corp., Series A (Union Bank of Switzerland,
                  Suisse Bank, Credit Suisse LOC) ..............  4.00     07/02/97     1,400,000     1,400,000
  MIG1, A-1+    New York State Local Government Assistance
                  Corp., Series B (Credit Suisse, Suisse
                  Bank LOC) ....................................  4.05     07/02/97       400,000       400,000
  MIG1, A-1+    New York State Local Government Assistance
                  Corp., Series F (Toronto Dominion
                  Bank LOC) ....................................  4.05     07/02/97       800,000       800,000
     A, A       New York State  Urban Development Corp. ........  5.00     07/01/97     1,715,000     1,715,000
   MIG1, A-1    Niagara Falls Bridge Commission, Toll
                  Revenue, Series A (FGIC Insured) .............  4.05     07/02/97     1,300,000     1,300,000
  MIG1, A-1+    Triborough Bridge & Tunnel Authority,
                  Special Obligation (FGIC Insured) ............  4.15     07/02/97       400,000       400,000
   VMI1, Aa1    Wallkill Industrial Development Agency, PCR,
                  Reynolds Metal Co. Project (Dresdner Bank
                  A.G. NY LOC) .................................  4.00     07/02/97       500,000       500,000
   MIG1, NR     Yonkers Industrial Development Agency, Civic
                  Facilities Revenue, Consumer Union Facility
                  (Industrial Bank of Japan LOC) ...............  3.95     07/02/97       900,000       900,000
                                                                                                   ------------
                  TOTAL VARIABLE MUNICIPAL BONDS (Cost - $45,806,000) ...........................    45,806,000
                                                                                                   ------------

                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                 INTEREST/
CREDIT RATING                     SECURITY                      DISCOUNT   MATURITY    PRINCIPAL
 MOODY'S/S&P                     DESCRIPTION                      RATE       DATE       AMOUNT         VALUE
-------------                    -----------                    --------   --------    ---------       -----
                TIME DEPOSITS (1.1%)
    P1, A1      Bank of New York .............................    5.25%    07/01/97    $  822,000   $   822,000
                                                                                                    -----------
                  TOTAL TIME DEPOSITS (Cost - $822,000) .........................................       822,000
                                                                                                    -----------
                OPEN-END INVESTMENT COMPANIES (8.9%)
                Dreyfus New York Municipal Cash
                  Management Fund ............................                          3,000,000     3,000,000
                Provident Institutional New York
                  Money Fund .................................                          3,700,000     3,700,000
                                                                                                    -----------
                  TOTAL OPEN-END INVESTMENT COMPANIES (Cost - $6,700,000) .......................     6,700,000
                                                                                                    -----------
                CASH SWEEP ACCOUNT (0.0%)
                Bank of New York** ...........................    4.60                        538           538
                                                                                                    -----------
                  TOTAL CASH SWEEP ACCOUNT (Cost - $538) ........................................           538
                                                                                                    -----------
                  TOTAL INVESTMENTS (102.2%)
                    (Cost - $76,827,825)(a) .....................................................    76,827,825
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%) .................................    (1,686,045)
                                                                                                    -----------
                  NET ASSETS (100.0%) ...........................................................   $75,141,780
                                                                                                    -----------

-----------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at June 30, 1997. Date presented represents next rate change date.
** Variable rate account. Rate presented represents rate in effect at June 30, 1997.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax Paper
BANS - Bankers Acceptance Notes
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
GO - General  Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NR - Not rated
PCR - Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 1997 (UNAUDITED)


                                                                                                        NEW YORK
                                                               CASH        GOVERNMENT   U.S. TREASURY   TAX-FREE
                                                           MANAGEMENT     MONEY MARKET  MONEY MARKET  MONEY MARKET
                                                              FUND            FUND          FUND          FUND
                                                         ---------------  ------------  -----------   ------------
ASSETS:
   Investment in securities, at value
     (cost $158,395,266, $63,376,815, $9,011,473
     and $76,827,825, respectively) ....................  $158,395,266    $63,376,815   $ 9,011,473    $76,827,825
   Repurchase Agreements, at value
     (cost $18,777,000, $18,663,000, $15,876,000
     and $0, respectively) .............................    18,777,000     18,663,000    15,876,000             --
                                                          ------------    -----------   -----------    -----------
 .......................................................   177,172,266     82,039,815    24,887,473     76,827,825
   Interest and dividends receivable ...................     2,307,341        625,401        35,022        561,202
   Prepaid expenses and other assets ...................        68,827         19,788         8,364         22,065
                                                          ------------    -----------   -----------    -----------
Total Assets ...........................................   179,548,434     82,685,004    24,930,859     77,411,092
                                                          ------------    -----------   -----------    -----------
LIABILITIES:
   Dividends payable ...................................       711,892        282,612       111,104        213,561
   Payable for investments purchased ...................            --     14,989,500            --      2,006,540
   Accrued expenses and other payables:
     Investment advisory fees ..........................        49,650         20,338         5,747          7,182
     Administration fees ...............................        14,512          5,902         2,312         11,864
     Distribution fees .................................           965             --           570             --
     Transfer agent fees ...............................            --             --         4,648             --
     Legal and audit fees ..............................        18,216          6,091         3,944          7,328
     Deferred trustee fees .............................        30,594         22,491        19,817         20,969
     Other .............................................        11,495          4,615         7,698          1,868
                                                          ------------    -----------   -----------    -----------
Total Liabilities ......................................       837,324     15,331,549       155,840      2,269,312
                                                          ------------    -----------   -----------    -----------
Net Assets .............................................  $178,711,110    $67,353,455   $24,775,019    $75,141,780
                                                          ============    ===========   ===========    ===========
COMPUTATION OF NET ASSET VALUE:
   Net assets ..........................................  $178,711,110    $67,353,455   $24,775,019    $75,141,780
   Shares of beneficial interest issued and outstanding
     ($.001 par value per share, unlimited number
     of shares authorized) .............................   178,716,327     67,354,899    24,773,227     75,149,541
                                                          ------------    -----------   -----------    -----------
   Net asset value, offering price and redemption
     price per share ...................................  $       1.00    $      1.00   $      1.00    $      1.00
                                                          ============    ===========   ===========    ===========
COMPOSITION OF NET ASSETS:
   Paid-in capital .....................................  $178,716,851    $67,354,898   $24,773,571    $75,206,052
   Distributions in excess of net investment income                 --           (867)           --             --
   Accumulated undistributed net realized gains
     (losses) from investment transactions .............        (5,741)          (576)        1,448        (64,272)
                                                          ------------    -----------   -----------    -----------
Net Assets, June 30, 1997 ..............................  $178,711,110    $67,353,455   $24,775,019    $75,141,780
                                                          ============    ===========   ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


                                                                                                        NEW YORK
                                                               CASH        GOVERNMENT   U.S. TREASURY   TAX-FREE
                                                           MANAGEMENT     MONEY MARKET  MONEY MARKET  MONEY MARKET
                                                              FUND            FUND          FUND          FUND
                                                         ---------------  ------------  -----------   ------------
INVESTMENT INCOME:
   Dividends ...........................................   $    4,818      $    3,552      $ 14,479     $   45,486
   Interest ............................................    5,498,425       1,917,760       737,867      1,355,260
                                                           ----------      ----------      --------     ----------
   Total Income ........................................    5,503,243       1,921,312       752,346      1,400,746
                                                           ----------      ----------      --------     ----------
EXPENSES:
   Advisory fees .......................................      342,945         121,769        48,455        136,843
   Administration fees .................................      146,978          52,187        20,766         58,648
   Co-administration fees ..............................       68,589          24,354         9,691         27,369
   Distribution fees ...................................       11,984           2,462         1,743          6,182
   Audit fees ..........................................       17,908           6,268         3,245          6,852
   Transfer agent fees .................................       50,719          16,131        21,152         17,719
   Custodian fees ......................................       11,198           5,995         5,852          5,246
   Printing costs ......................................       14,009           5,850         2,717          4,888
   Registration fees ...................................        6,233           1,727         1,177          1,276
   Legal fees ..........................................       28,154           8,107         2,706         10,043
   Trustees fees .......................................       11,312           4,169         1,716          3,678
   Other expenses ......................................       13,959           4,867         1,653          4,530
                                                           ----------      ----------      --------     ----------
Gross Expenses .........................................      723,988         253,886       120,873        283,274
   Less: Fee waivers ...................................     (117,842)        (41,784)      (16,613)      (105,760)
   Less: Reimbursements ................................           --              --       (14,371)            --
                                                           ----------      ----------      --------     ----------
Net Expenses ...........................................      606,146         212,102        89,889        177,514
                                                           ----------      ----------      --------     ----------
Net Investment Income ..................................    4,897,097       1,709,210       662,457      1,223,232
                                                           ----------      ----------      --------     ----------
REALIZED AND UNREALIZED
GAINS (LOSSES) FROM INVESTMENTS:
   Net realized gains (losses) from investment
     transactions ......................................            5              18         1,448         (7,385)
                                                           ----------      ----------      --------     ----------
   Net Increase in Net Assets
     Resulting from Operations .........................   $4,897,102      $1,709,228      $663,905     $1,215,847
                                                           ----------      ----------      --------     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS AS OF JUNE 30, 1997


                                                                                                             GOVERNMENT
                                                                 CASH MANAGEMENT FUND                     MONEY MARKET FUND
                                                           -----------------------------------   ---------------------------------
                                                            FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED           FOR THE         MONTHS ENDED        FOR THE
                                                           JUNE 30, 1997        YEAR ENDED        JUNE 30, 1997     YEAR ENDED
                                                            (UNAUDITED)      DECEMBER 31, 1996     (UNAUDITED)   DECEMBER 31, 1996
                                                           -------------     -----------------   -------------   -----------------
From Investment Activities:
OPERATIONS:
   Net investment income ................................  $   4,897,097     $     9,593,928     $   1,709,210     $   3,440,009
   Net realized gains (losses) from investment
     transactions .......................................              5              (2,993)               18              (342)
                                                           -------------     ---------------     -------------     -------------
   Change in net assets resulting from operations .......      4,897,102           9,590,935         1,709,228         3,439,667
                                                           -------------     ---------------     -------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................     (4,897,097)         (9,593,928)       (1,709,210)       (3,440,009)
   In excess of net investment income ...................             --                  --                --              (867)
                                                           -------------     ---------------     -------------     -------------
   Change in net assets from shareholder
      distributions .....................................     (4,897,097)         (9,593,928)       (1,709,210)       (3,440,876)
                                                           -------------     ---------------     -------------     -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................    695,467,563       1,165,750,259       106,782,160       222,091,173
   Dividends reinvested .................................      2,037,458           3,331,841           608,646         1,134,318
   Cost of shares redeemed ..............................   (739,753,712)     (1,118,988,159)     (127,429,005)     (222,682,793)
                                                           -------------     ---------------     -------------     -------------
   Change in net assets from share transactions .........    (42,248,691)         50,093,941       (20,038,199)          542,698
                                                           -------------     ---------------     -------------     -------------
Change in net assets ....................................    (42,248,686)         50,090,948       (20,038,181)          541,489

NET ASSETS:
Beginning of period .....................................    220,959,796         170,868,848        87,391,636        86,850,147
                                                           -------------     ---------------     -------------     -------------
End of period ...........................................  $ 178,711,110     $   220,959,796     $  67,353,455     $  87,391,636
                                                           -------------     ---------------     -------------     -------------

SHARE TRANSACTIONS:
   Issued ...............................................    695,467,563       1,165,750,259       106,782,160       222,091,173
   Reinvested ...........................................      2,037,458           3,331,841           608,646         1,134,318
   Redeemed .............................................   (739,753,712)     (1,118,988,159)     (127,429,005)     (222,682,793)
                                                           -------------     ---------------     -------------     -------------
Change in shares ........................................    (42,248,691)         50,093,941       (20,038,199)          542,698
                                                           =============     ===============     =============     =============




                                                                       U.S. TREASURY                        NEW YORK TAX-FREE
                                                                     MONEY MARKET FUND                      MONEY MARKET FUND
                                                           ----------------------------------     ----------------------------------
                                                            FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED          FOR THE          MONTHS ENDED          FOR THE
                                                           JUNE 30, 1997       YEAR ENDED         JUNE 30, 1997       YEAR ENDED
                                                            (UNAUDITED)     DECEMBER 31, 1996      (UNAUDITED)     DECEMBER 31, 1996
                                                           -------------    -----------------     -------------    -----------------
From Investment Activities:
OPERATIONS:
   Net investment income ................................  $     662,457      $   1,376,970        $  1,223,232       $  1,911,584
   Net realized gains (losses) from investment
     transactions .......................................          1,448                343              (7,385)              (240)
                                                           -------------      -------------        ------------       ------------
   Change in net assets resulting from operations .......        663,905          1,377,313           1,215,847          1,911,344
                                                           -------------      -------------        ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................       (662,457)        (1,376,970)         (1,223,232)        (1,911,584)
   In excess of net investment income ...................             --                 --                  --                 --
                                                           -------------      -------------        ------------       ------------
   Change in net assets from shareholder
      distributions .....................................       (662,457)        (1,376,970)         (1,223,232)        (1,911,584)
                                                           -------------      -------------        ------------       ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................    132,282,324        144,331,089          89,527,238         98,191,108
   Dividends reinvested .................................        263,588            567,034             753,491          1,135,887
   Cost of shares redeemed ..............................   (136,734,817)      (148,436,061)        (85,470,258)       (93,871,590)
                                                           -------------      -------------        ------------       ------------
   Change in net assets from share transactions .........     (4,188,905)        (3,537,938)          4,810,471          5,455,405
                                                           -------------      -------------        ------------       ------------
Change in net assets ....................................     (4,187,457)        (3,537,595)          4,803,086          5,455,165

NET ASSETS:
Beginning of period .....................................     28,962,476         32,500,071          70,338,694         64,883,529
                                                           -------------      -------------        ------------       ------------
End of period ...........................................  $  24,775,019      $  28,962,476        $ 75,141,780       $ 70,338,694
                                                           -------------      -------------        ------------       ------------

SHARE TRANSACTIONS:
   Issued ...............................................    132,282,324        144,331,089          89,527,238         98,191,108
   Reinvested ...........................................        263,588            567,034             753,491          1,135,887
   Redeemed .............................................   (136,734,817)      (148,436,061)        (85,470,258)       (93,871,590)
                                                           -------------      -------------        ------------       ------------
Change in shares ........................................     (4,188,905)        (3,537,938)          4,810,471          5,455,405
                                                           =============      =============        ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

16-17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     HSBC Funds Trust, (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of the Cash Management Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the New York Tax-Free Money Market Fund is to provide its shareholders with as high a level of current income exempt from regular federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity. The Cash Management Fund invests in a variety of high quality, short-term money market instruments, with remaining maturities of thirteen months or less. The Government Money Market Fund invests exclusively in short-term obligations issued or guaranteed by the United States Government or its agencies or instrumentalities with remaining maturities of thirteen months or less, and repurchase agreements. The U.S. Treasury Money Market Fund invests exclusively in short-term direct obligations of the United States Treasury with remaining maturities of thirteen months or less, and repurchase agreements. The New York Tax-Free Money Market Fund invests primarily in high quality obligations issued by or on behalf of New York, its cities, municipalities or other public authorities that are exempt from regular federal, New York State and New York City income tax in the opinion of bond counsel to the issuer with remaining maturities of thirteen months or less.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: The money market funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for federal income tax.

     At December 31, 1996, the Cash Management Fund had available $5,746 of capital loss carryforwards which, if not utilized, $525, $2,228 and $2,993 will expire in the year 2002, 2003 and 2004, respectively.

     At December 31, 1996, the Government Money Market Fund had available $594 of capital loss carryforwards which, if not utilized, $252 and $342 will expire in the year 2003 and 2004, respectively.

     At December 31, 1996, the New York Tax-Free Money Market Fund had available $56,887 of capital loss carryforwards which, if not utilized, $22,404, $29,192, $3,591, $1,324, $136 and $240 will expire in the year 1997, 1998,
     2001, 2002, 2003 and 2004, respectively.

     DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Fund. HSBC Asset Management Americas Inc. is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

                                                                                  ADVISORY FEE RATE
                                                                 ------------------------------------------------
                                                                                              U.S.      NEW YORK
                                                                               GOVERNMENT   TREASURY    TAX-FREE
                                                                     CASH         MONEY       MONEY       MONEY
                                                                  MANAGEMENT     MARKET      MARKET      MARKET
     PORTIONS OF EACH FUND'S AVERAGE DAILY NET ASSETS                FUND         FUND        FUND        FUND
     ----------------------------------------------------------   ----------   ----------   --------    --------
     Up to $500 million .......................................     0.350%       0.350%      0.350%      0.350%
     In excess of $500 million but not exceeding $1 billion ...     0.315%       0.315%      0.315%      0.315%
     In excess of $1 billion but not exceeding $1.5 billion ...     0.280%       0.280%      0.280%      0.280%
     In excess of $1.5 billion ................................     0.245%       0.245%      0.245%      0.245%

     For the six months ended June 30,1997, HSBC Asset Management Americas Inc. earned $342,945 from the Cash Management Fund, $121,769 from the Government Money Market Fund, $48,455 from the U.S. Treasury Money Market Fund and $78,040 (net of waivers) from the New York Tax-Free Money Market Fund. HSBCAsset Management Americas Inc. waived $163 and $58,803 in advisory fees for the Cash Management Fund and New York Tax-Free Money Market Fund, respectively, for the six months ended June 30, 1997. HSBC Asset Management Americas Inc. has voluntarily agreed to reimburse Fund expenses to the extent a Fund's ordinary operating expenses exceed 0.65% of such Fund's average daily net assets. For the six months ended June 30, 1997, HSBC Asset Management Americas Inc. agreed to reimburse expenses totalling $14,371 for the U.S.Treasury Money Market Fund pursuant to this voluntary agreement.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

     In accordance with the terms of the Administration and Accounting Servicing agreements, BISYS is paid a monthly asset-based fee of 0.15% of a Fund's first $200 million of average net assets; 0.125% of a Fund's next $200 million of average net assets; 0.10% of a Fund's next $200 million of average net assets; and 0.08% of a Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the six months ended June 30, 1997, BISYS earned administrative services fees of $97,888 from the Cash Management Fund, $34,757 from the Government Money Market Fund, $13,830 from the U.S. Treasury Money Market Fund and $39,060 from the New York Tax-Free Money Market Fund, net of fee waivers of $49,090, $17,430, $6,922, and $19,588, respectively.

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     HSBC Asset Management Americas Inc. earned co-administration/shareholder servicing fees of 0.07% of each Fund's average net assets totaling $68,589 from the Cash Management Fund, $24,354 from the Government Money Market Fund, $9,691 from the U.S. Treasury Money Market Fund and $27,369 from the New York Tax-Free Money Market Fund for the six months ended June 30, 1997. For the six months ended June 30, 1997, HSBC Asset Management Americas Inc. waived all of their fees with respect to the co-administration/ shareholder servicing agreement.

     The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the Fund's average net assets during the preceding month. The expenses incurred as a result of these agreements totaled $11,984 from the Cash Management Fund, $2,462 from the Government Money Market Fund, $1,743 from the U.S. Treasury Money Market Fund, and $6,182 from the New York Tax-Free Money Market Fund for the six months ended June 30, 1997.

     The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the six months ended June 30, 1997 legal fees incurred by the Funds totalled $28,154 for the Cash Management Fund, $8,107 for the Government Money Market Fund, $2,706 for the U.S. Treasury Money Market Fund and $10,043 for the New York Tax-Free Money Market Fund, respectively.

4.   CONCENTRATION OF CREDIT

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State ofNew York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. TheFund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                              CASH MANAGEMENT FUND


                                              FOR THE SIX
                                              MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1997     ------------------------------------------------------
                                               (UNAUDITED)         1996       1995       1994         1993      1992
                                              -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period ......................   $  1.000        $  1.000   $  1.000    $  1.000    $  1.000   $  1.000
                                                --------        --------   --------    --------    --------   --------
Investment Activities
     Net investment income ..................      0.025           0.049      0.053       0.039       0.027      0.037
     Net realized and unrealized gains
        from investments ....................         --              --         --          --       0.002         --
                                                --------        --------   --------    --------    --------   --------
     Total from Investment Activities .......      0.025           0.049      0.053       0.039       0.029      0.037
                                                --------        --------   --------    --------    --------   --------
Distributions
     From net investment income .............     (0.025)         (0.049)    (0.053)     (0.039)     (0.027)    (0.037)
     From net realized gains ................         --              --         --          --      (0.002)        --
                                                --------        --------   --------    --------    --------   --------
     Total distributions ....................     (0.025)         (0.049)    (0.053)     (0.039)     (0.029)    (0.037)
                                                --------        --------   --------    --------    --------   --------
Net Asset Value, End of Period ..............   $  1.000        $  1.000   $  1.000    $  1.000    $  1.000   $  1.000
                                                ========        ========   ========    ========    ========   ========
Total Return ................................       2.51%(b)        5.00%      5.41%       3.95%       3.11%      3.77%
Ratios/Supplemental Data:
     Net assets at end of period (000) ......   $178,711        $220,960   $170,869    $200,492    $172,518   $246,543
     Ratio of expenses to average
        net assets ..........................       0.62%(c)        0.68%      0.79%       0.63%       0.58%      0.62%
     Ratio of net investment income to
        average net assets ..................       5.00%(c)        4.88%      5.29%       3.84%       2.88%      3.75%
     Ratio of expenses to average
        net assets* .........................       0.74%(c)        0.80%      0.80%       0.64%       0.58%      0.62%
     Ratio of net investment income to
        average net assets* .................       4.88%(c)        4.76%      5.28%       3.83%       2.88%      3.75%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                          GOVERNMENT MONEY MARKET FUND

                                              FOR THE SIX
                                              MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1997     ------------------------------------------------------
                                               (UNAUDITED)         1996       1995       1994         1993      1992
                                              -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period ......................    $ 1.000         $ 1.000    $ 1.000    $  1.000    $  1.000   $  1.000
                                                 -------         -------    -------    --------    --------   --------
Investment Activities
     Net investment income ..................      0.024           0.048      0.052       0.038       0.028      0.037
     Net realized and unrealized gains
        from investments ....................         --              --         --          --       0.001         --
                                                 -------         -------    -------    --------    --------   --------
     Total from Investment Activities .......      0.024           0.048      0.052       0.038       0.029      0.037
                                                 -------         -------    -------    --------    --------   --------
Distributions
     From net investment income .............     (0.024)         (0.048)    (0.052)     (0.038)     (0.028)    (0.037)
     From net realized gains ................         --              --         --          --       0.001)        --
                                                 -------         -------    -------    --------    --------   --------
     Total distributions ....................     (0.024)         (0.048)    (0.052)     (0.038)     (0.029)    (0.037 )
                                                 -------         -------    -------    --------    --------   --------
Net Asset Value, End of Period ..............    $ 1.000         $ 1.000    $ 1.000    $  1.000    $  1.000   $  1.000
                                                 =======         =======    =======    ========    ========   ========
Total Return ................................       2.46%(b)        4.87%      5.32%       3.83%       2.99%      3.80%
Ratios/Supplemental Data:
     Net assets at end of period (000) ......    $67,353         $87,392    $86,850    $166,796    $138,085   $246,327
     Ratio of expenses to average
        net assets ..........................       0.61%(c)        0.72%      0.76%       0.63%       0.61%      0.62%
     Ratio of net investment income to
        average net assets ..................       4.91%(c)        4.75%      5.21%       3.76%       2.89%      3.72%
     Ratio of expenses to average
        net assets* .........................       0.73%(c)        0.84%      0.78%       0.64%       0.61%      0.62%
     Ratio of net investment income to
        average net assets* .................       4.79%(c)        4.63%      5.19%       3.75%       2.89%      3.72%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                         U.S. TREASURY MONEY MARKET FUND


                                              FOR THE SIX
                                              MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1997     ------------------------------------------------------
                                               (UNAUDITED)         1996       1995       1994         1993      1992
                                              -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period ......................    $ 1.000         $ 1.000    $ 1.000    $  1.000    $  1.000   $  1.000
                                                 -------         -------    -------    --------    --------   --------
Investment Activities
     Net investment income ..................      0.024           0.046      0.049       0.036       0.026      0.032
                                                 -------         -------    -------    --------    --------   --------
Distributions
     From net investment income .............     (0.024)         (0.046)    (0.049)     (0.036)     (0.026)    (0.032)
                                                 -------         -------    -------    --------    --------   --------
Net Asset Value, End of Period ..............    $ 1.000         $ 1.000    $ 1.000    $  1.000    $  1.000   $  1.000
                                                 =======         =======    =======    ========    ========   ========
Total Return ................................      2.40%(b)        4.68%      5.04%       3.60%       2.65%      3.27%
Ratios/Supplemental Data:
     Net assets at end of period (000) ......    $24,775         $28,962    $32,500    $105,720    $133,070   $257,898
     Ratio of expenses to average
        net assets ..........................      0.65%(c)        0.78%      0.82%       0.68%       0.59%      0.67%
     Ratio of net investment income to
        average net assets ..................      4.78%(c)        4.57%      4.94%       3.48%       2.62%      3.22%
     Ratio of expenses to average
        net assets* .........................      0.87%(c)        0.95%      0.84%       0.69%       0.59%      0.67%
     Ratio of net investment income to
        average net assets* .................      4.56%(c)        4.40%      4.92%       3.47%       2.62%      3.22%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                       NEW YORK TAX-FREE MONEY MARKET FUND


                                              FOR THE SIX
                                              MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1997     ------------------------------------------------------
                                               (UNAUDITED)         1996       1995       1994         1993      1992
                                              -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period ......................    $ 1.000         $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 -------         -------    -------     -------     -------    -------
Investment Activities
     Net investment income ..................      0.016           0.029      0.031       0.022       0.018      0.024
                                                 -------         -------    -------     -------     -------    -------
Distributions
     From net investment income .............     (0.016)         (0.029)    (0.031)     (0.022)     (0.018)    (0.024)
                                                 -------         -------    -------     -------     -------    -------
Net Asset Value, End of Period ..............    $ 1.000         $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 =======         =======    =======     =======     =======    =======
Total Return ................................      1.57%(b)        2.92%      3.17%       2.23%       1.86%      2.44%
Ratios/Supplemental Data:
     Net assets at end of period (000) ......    $75,142         $70,339    $64,884     $53,538     $59,394    $56,386
     Ratio of expenses to average
        net assets ..........................       0.45%(c)        0.59%      0.69%       0.57%       0.55%      0.56%
     Ratio of net investment income to
        average net assets ..................       3.13%(c)        2.88%      3.13%       2.20%       1.85%      2.41%
     Ratio of expenses to average
        net assets* .........................       0.72%(c)        0.87%      0.85%       0.73%       0.72%      0.73%
     Ratio of net investment income to
        average net assets* .................       2.86%(c)        2.60%      2.97%       2.04%       1.68%      2.24%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

HSBC(SERVICE MARK) FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

DISTRIBUTOR, ADMINISTRATOR, TRANSFER
AND DIVIDEND DISBURSING AGENT
BISYSFund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022



This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

                                                                            8/97